RELATED PARTY TRANSACTIONS (Details Narrative)	3 Months Ended
Mar. 31, 2022 USD ($) ft²
Related Party Transaction [Line Items]
Area of real estate property | ft²	200
Northshore Orthopedics, Assoc. [Member]
Related Party Transaction [Line Items]
Payments for rent | $	$ 1,000